STOCK BASED COMPENSATION (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock price (in dollars per share)	$ 0	$ 0
Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,705,300
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	12 months
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,404,118
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		24 months
Mr Goyette [Member]
Grant of stock options to purchase		707,415
Common stock price (in dollars per share)		$ 0.50
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,111,533	3,705,300
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.14	$ 0.17
Grant of stock options to purchase	274,415	433,000
Common stock price (in dollars per share)		$ 0.08
Stock Compensation First Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,235,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.06
Stock Compensation Second Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,235,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.12
Stock Compensation Third Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,235,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.20